Note 5 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Options outstanding	Weighted average price per share	Weighted average remaining life	Aggregate intrinsic Value(1)
Balance, December 31, 2023	—	$—
Granted	5,493,920	$0.23
Balance, December 31, 2024	5,493,920	$0.23
Granted	11,299,094	$0.20
Balance, December 31, 2025	16,793,014	$0.21	9.1	32,000
Non-vested	(4,351,214)	$0.17
Vested, December 31, 2025	12,441,800	$0.22	9.1	32,000
		Weighted	Weighted
		Average	Average	Aggregate
	Options	Price per	remaining	Intrinsic
	Outstanding	share	term	Value(1)
Balance, December 31, 2023	41,108,448	$0.19
Granted	1,547,938	$0.30
Exercised	(485,000)	$0.15
Balance, December 31, 2024	42,171,386	$0.19
Exercised	(566,951)	$0.16
Balance, December 31, 2025	41,604,435	$0.19	5.8	$499,000
Non-vested	(1,934,723)	$0.22
Vested, December 31, 2025	39,669,712	$0.19	5.7	$493,000
		Weighted	Weighted
		Average	Average	Aggregate
	Options	Price per	remaining	intrinsic
	Outstanding	share	term	Value(1)
Balance, December 31, 2023	1,564,085	$0.61
Expired	(406,585)	0.61
Balance, December 31, 2024	1,157,500	$0.53	1.0
Expired	(777,500)	0.48
Balance, December 31, 2025	380,000	$0.63	1.0	$—
		Weighted	Weighted
	Non-plan	average	Average	Aggregate
	Options	price per	remaining	intrinsic
	outstanding	share	term	value(1)
Balance, December 31, 2023	17,375,044	$0.39
Granted	85,251	$0.23
Exercised	(463,882)	$0.17
Expired	(1,308,771)	$0.46
Balance, December 31, 2024	15,687,642	$0.40
Granted	444,921	$0.19
Expired	(2,093,434)	$0.41
Balance, December 31, 2025	14,039,129	$0.39	1.8	35,000
Non-vested	(250,000)	$0.18
Vested, December 31, 2025	13,789,129	$0.39	1.8	$35,000